Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments to extend credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 117,880	$ 135,137
Commitments to originate residential first and second mortgage loans
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	1,640	1,852
Standby letters of credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 1,621	$ 1,826